Income Tax Benefit/(Expense) (Tables)	9 Months Ended
Mar. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Income tax benefit/(expense)
	Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars, in thousands)	2021	2020	2021	2020
Income tax expense/(benefit)
Current tax
Current tax	—	—	—	—
Total current tax expense/(benefit)	—	—	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	(181)	(1,922)	(1,129)	(9,346)
(Decrease)/increase in deferred tax liabilities	83	(33)	375	3,188
Total deferred tax expense/(benefit)	(98)	(1,955)	(754)	(6,158)
Income tax expense/(benefit)	(98)	(1,955)	(754)	(6,158)

Summary of Deferred Tax Assets Not Brought to Account
	As of	As of
(in U.S. dollars, in thousands)	March 31, 2021	June 30, 2020
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates	74,614	55,573
Other temporary differences
Potential tax benefit at local tax rates	8,527	6,782
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	86,361	65,575